ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

3.ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable, net of allowance for doubtful accounts were summarized as follows:

	As of December 31,
	2018	2019
Accounts receivable	15,534	29,085
Allowance for doubtful accounts	—	(4,842)
Accounts receivable, net of allowance for doubtful accounts	15,534	24,243

The movement of the allowance for doubtful accounts for the year ended as of December 31, 2019 is as follows:

	For the Year Ended December 31,
	2018	2019
Balance as of the beginning of the year	—	—
Additions charged to bad debt expense	—	4,842
Balance as of the end of the year	—	4,842